Vessel Held for Sale (Details) - MSC Cristina - Discontinued Operations, Held-for-sale $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Long Lived Assets Held-for-sale [Line Items]
Vessel held for sale	$ 125,000
Vessel impairment losses	$ 17,193